Due to Parent	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Due to Parent

Note E -	Due to Parent
Due to parent represents cash advances from AFH Holding & Advisory LLC. AFH Holding & Advisory LLC is related to the Company through common ownership. There are no repayment terms.